SHARE-BASED PAYMENT - Schedule of Share-Based Compensation Expenses Relating to Options And Restricted Shares Granted (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expenses	$ 754	$ 4,474
Cost of services
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expenses	180	1,372
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expenses	548	2,965
Service development expenses
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expenses	26	137
Employees
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expenses	702	2,428
Employees | Cost of services
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expenses	180	1,372
Employees | General and administrative
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expenses	496	919
Employees | Service development expenses
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expenses	26	137
Directors
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expenses	52	2,046
Directors | Cost of services
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expenses		0
Directors | General and administrative
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expenses	$ 52	2,046
Directors | Service development expenses
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expenses		$ 0